PROPERTY, PLANT AND EQUIPMENT - Cost (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		R$ 15,546,481	R$ 16,443,742
Impairment	R$ (265,369)	0	0
Balance, end of period	16,443,742	15,901,493	15,546,481	R$ 16,443,742
Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		41,072,186	39,940,317	44,001,599
Additions		1,746,600	1,194,934	873,329
Capitalized interest		24,676	23,999	44,260
Disposals		(367,685)	(349,749)	(513,472)
Loss of control by selling of subsidiary				(1,091,705)
Impairment				(265,369)
Transfer to assets held for sale			(1,899,000)	(4,080,785)
Effects of IAS 29 adoption			699,724
Foreign exchange effect		816,060	1,461,961	972,460
Balance, end of period	39,940,317	43,291,837	41,072,186	39,940,317
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		4,518,944	5,170,675
Balance, end of period	5,170,675	4,399,481	4,518,944	5,170,675
Land and buildings | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		8,700,749	9,085,698	9,483,753
Additions		28,449	13,739	2,028
Transfers		115,452	140,334	700,318
Disposals		(54,699)	(45,290)	(157,625)
Loss of control by selling of subsidiary				(119,928)
Impairment				(10,063)
Transfer to assets held for sale			(784,464)	(1,013,466)
Foreign exchange effect		122,992	290,732	200,681
Balance, end of period	9,085,698	8,912,943	8,700,749	9,085,698
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		9,242,177	9,439,768
Balance, end of period	9,439,768	9,189,797	9,242,177	9,439,768
Machines, equipment, and installations | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		29,608,998	28,016,604	30,633,880
Additions		76,756	66,764	124,136
Transfers		884,161	802,664	716,685
Disposals		(165,139)	(285,860)	(232,771)
Loss of control by selling of subsidiary				(900,840)
Impairment				(255,293)
Transfer to assets held for sale			(749,425)	(2,734,923)
Effects of IAS 29 adoption			699,724
Foreign exchange effect		626,432	1,058,527	665,730
Balance, end of period	28,016,604	31,031,208	29,608,998	28,016,604
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		66,132	89,404
Balance, end of period	89,404	72,127	66,132	89,404
Data electronic equipment | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		753,078	711,638	762,074
Additions		13,955	11,811	1,770
Transfers		24,037	457	19,340
Disposals		(1,890)	(5,641)	(12,963)
Loss of control by selling of subsidiary				(16,426)
Transfer to assets held for sale			(14,914)	(53,315)
Foreign exchange effect		13,369	49,727	11,158
Balance, end of period	711,638	802,549	753,078	711,638
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		1,021,247	950,680
Balance, end of period	950,680	1,515,729	1,021,247	950,680
Property, plant and equipment under construction | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		1,021,247	950,680	1,762,648
Additions		1,506,343	983,519	687,019
Capitalized interest		24,676	23,999	44,260
Transfers		(1,038,693)	(949,888)	(1,440,183)
Disposals		(40,314)	(3,352)	(60,151)
Loss of control by selling of subsidiary				(1,382)
Transfer to assets held for sale			(49,579)	(107,677)
Foreign exchange effect		42,470	65,868	66,146
Balance, end of period	950,680	1,515,729	1,021,247	950,680
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		697,981	793,215
Balance, end of period	793,215	724,359	697,981	793,215
Other | Gross
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period		988,114	1,175,697	1,359,244
Additions		121,097	119,101	58,376
Transfers		15,043	6,433	3,840
Disposals		(105,643)	(9,606)	(49,962)
Loss of control by selling of subsidiary				(53,129)
Impairment				(13)
Transfer to assets held for sale			(300,618)	(171,404)
Foreign exchange effect		10,797	(2,893)	28,745
Balance, end of period	R$ 1,175,697	R$ 1,029,408	R$ 988,114	R$ 1,175,697